Employee Benefits - Summary of Retirement and Post-Employment Benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,372,459,213
Current Service cost	23,112,133	$ 22,607,470
Change in financial assumptions	(253,363,361)	(4,810,081)
Change in demographic assumptions	15,407,718	2,500,266
Defined benefit liabilities at end of year	1,232,589,895	$ 1,372,459,213
Net actuarial gains recognized in other comprehensive income	194,964,552
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income net of tax	$ 8,207,274
Actuarial assumption of discount rates
Changes in the liability for defined benefits
Percentage of increase in the assumed variation rate	11.28%	9.42%
Plan Assets
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,362,164,696	$ 1,297,920,118
Current Service cost	15,122,465	22,602,882
Past service costs	7,989,668	14,518
Assets of the plan during the year	(194,602)	(270,660)
Defined benefit liabilities at end of year	1,222,680,092	1,362,164,696
Changes in pension plan assets
Plan assets at the beginning of year	2,176,432	2,233,490
Return on plan assets	194,602	270,660
Payments by the pension fund	(82,848,765)	(74,322,845)
Company contributions to the fund	83,177,150	74,208,313
Actuarial (gains) losses in plan assets	(451,875)	29,401
Adjustment to the Defined Contribution Plan	(53,797)	(242,587)
Pension plan assets at the end of year	2,193,747	2,176,432
Changes in the liability for defined benefits
Changes in the liability for defined benefits
Defined benefit obligations at the beginning of the year	1,360,042,062	1,295,765,636
Past service costs	0	14,518
Net interest	123,384,081	117,553,506
Liquidation event loss	0	996
Defined benefits paid by the fund	(7,910,227)	(7,515,974)
Change in financial assumptions	(253,363,361)	(4,810,081)
Change in demographic assumptions	15,407,718	2,500,266
For experience during the year	42,539,216	7,921,444
Assets of the plan during the year	451,875	(29,392)
Reservation transfer	0	242,587
Contributions paid to the fund	(83,177,150)	(74,208,914)
Defined benefit liabilities at end of year	1,220,486,347	1,360,042,062
Changes in pension plan assets
Return on plan assets	$ (451,875)	$ 29,392